Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings (Tables) [Line Items]
Schedule of Stated Maturities and Future Scheduled Principal Repayments

The following table summarizes the Company’s stated maturities and future scheduled principal repayments for the Amended Senior Notes at September 30, 2024 (in thousands):

For the remainder of the year ending December 31,	Amount
2024	$—
2025	—
2026	—
2027	11,959
Total debt principal payments	$11,959
Add: unamortized debt premium	1,320
Total Amended Senior Notes	$13,279

Schedule of Fair Value of the Convertible Notes

The following assumptions were used to calculate the fair value of the Convertible Notes at December 31, 2023:

	Scenario 1	Scenario 2
Probability of each scenario(1)	90%	10%
Expected remaining term (years)(2)	0.5	0.76
Implied discount rate(3)	25.8%	25.8%
(1)	The probability of each scenario is based on timing expectations of management that a qualified offering occurring at December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
(2)	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.
(3)	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

BOLT THREADS, INC. [Member]
Borrowings (Tables) [Line Items]
Schedule of Stated Maturities and Future Scheduled Principal Repayments

The following table summarizes the Company’s stated debt maturities and future scheduled principal repayments for the Amended Senior Note as of December 31, 2023 (in thousands):

For the remainder of the year ending December 31,	Amount
2024	$—
2025	—
2026	—
2027	11,765
2028	—
Thereafter	—
Total debt principal payments	$11,765

Schedule of Fair Value of the Convertible Notes

The following assumptions were used to calculate the fair value of the 2023 Convertible Notes as of December 31, 2023:

	Scenario 1	Scenario 2
Probability of each scenario(1)	90%	10%
Expected remaining term (years)(2)	0.5	0.76
Implied discount rate(3)	25.8%	25.8%

(1)	The probability of each scenario is based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(2)	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.

(3)	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

Schedule of Summarizes the Company’s Stated Maturities and Future Scheduled Principal Repayments

The following table summarizes the Company’s stated maturities and future scheduled principal repayments for the 2023 Convertible Notes as of December 31, 2023 (in thousands):

For the remainder of the year ending December 31,	Amount
2024	$16,969
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total principal payments	$16,969
Fair value option adjustment	768
Total 2023 Convertible Notes	$17,737